Angel Oak UltraShort Income Fund
Schedule of Investments
April 30, 2020 (Unaudited)
	Principal
	Amount	Value
Asset-Backed Securities ― 37.21%
ACC Trust, Series 2019-1, Class A, 3.750%, 5/20/2022 (a)	$4,982,393	$4,982,597
ACC Trust, Series 2019-2, Class A, 2.820%, 2/20/2023 (a)	1,546,113	1,534,934
American Credit Acceptance Receivables Trust, Series 2018-2, Class C, 3.700%, 7/10/2024 (a)	3,718,748	3,732,213
American Credit Acceptance Receivables Trust, Series 2018-3, Class C, 3.750%, 10/15/2024 (a)	500,000	501,642
American Express Credit Account Master Trust, Series 2019-4, Class A, 1.054% (1 Month LIBOR USD + 0.240%), 4/15/2024 (b)	2,500,000	2,490,440
American Express Credit Account Master Trust, Series 2017-5, Class B, 1.394% (1 Month LIBOR USD + 0.580%), 2/18/2025 (b)	2,555,000	2,511,373
Aqua Finance Trust, Series 2019-A, Class A, 3.140%, 7/16/2040 (a)	2,454,867	2,283,620
Avant Loans Funding Trust, Series 2019-B, Class A, 2.720%, 10/15/2026 (a)	1,364,051	1,340,942
Avant Loans Funding Trust, Series 2020-REV1, Class A, 2.170%, 5/15/2029 (a)	2,000,000	1,809,716
CarMax Auto Owner Trust, Series 2018-3, Class A2B, 1.014% (1 Month LIBOR USD + 0.200%), 10/15/2021 (b)	21,207	21,219
CarMax Auto Owner Trust, Series 2018-4, Class C, 3.850%, 7/15/2024	250,000	250,127
Carnow Auto Receivables Trust, Series 2019-1A, Class A, 2.720%, 11/15/2022 (a)	1,138,854	1,138,514
Carvana Auto Receivables Trust, Series 2020-N1A, Class B, 2.010%, 3/15/2025 (a)	2,000,000	1,966,400
Chase Issuance Trust, Series 2018-A1, Class A1, 1.014% (1 Month LIBOR USD + 0.200%), 4/17/2023 (b)	2,000,000	1,997,312
Chase Issuance Trust, Series 2017-A2, Class A, 1.214% (1 Month LIBOR USD + 0.400%), 3/15/2024 (b)	3,600,000	3,589,495
CIG Auto Receivables Trust, Series 2019-1A, Class A, 3.300%, 8/15/2024 (a)	108,341	109,226
Consumer Loan Underlying Bond CLUB Credit Trust, Series 2019-HP1, Class A, 2.590%, 12/15/2026 (a)	807,593	805,868
Consumer Loan Underlying Bond CLUB Credit Trust, Series 2018-NP1, Class C, 4.740%, 5/15/2024 (a)	765,438	752,572
Consumer Loan Underlying Bond CLUB Credit Trust, Series 2019-P2, Class A, 2.470%, 10/15/2026 (a)	4,770,587	4,722,409
Consumer Loan Underlying Bond CLUB Credit Trust, Series 2019-P2, Class C, 4.410%, 10/15/2026 (a)(c)	200,000	132,759
Consumer Loan Underlying Bond CLUB Credit Trust, Series 2020-P1, Class A, 2.260%, 3/15/2028 (a)	2,244,699	2,147,533
Consumer Loan Underlying Bond CLUB Credit Trust, Series 2017-NP2, Class C, 4.870%, 1/16/2024 (a)	212,009	211,701
Continental Credit Card ABS LLC, Series 2019-1A, Class B, 4.950%, 8/15/2026 (a)	500,000	503,452
CPS Auto Receivables Trust, Series 2019-C, Class B, 2.630%, 8/15/2023 (a)	500,000	494,534
CPS Auto Receivables Trust, Series 2017-D, Class E, 5.300%, 6/17/2024 (a)(c)	500,000	449,167
CPS Auto Receivables Trust, Series 2019-C, Class E, 4.300%, 7/15/2025 (a)(c)	500,000	419,973
Credibly Asset Securitization LLC, Series 2018-1A, Class A, 4.800%, 11/15/2023 (a)	850,000	881,910
Discover Card Execution Note Trust, Series 2019-A2, Class A, 1.084% (1 Month LIBOR USD + 0.270%), 12/15/2023 (b)	4,000,000	3,990,712
Drive Auto Receivables Trust, Series 2018-1, Class C, 3.220%, 3/15/2023	588,953	590,697
Drive Auto Receivables Trust, Series 2019-1, Class C, 3.780%, 4/15/2025	2,000,000	2,013,486
DT Auto Owner Trust, Series 2017-2A, Class D, 3.890%, 1/17/2023 (a)	1,213,599	1,222,127
DT Auto Owner Trust, Series 2020-1A, Class B, 2.160%, 5/15/2024 (a)	2,750,000	2,725,968
DT Auto Owner Trust, Series 2018-3, Class C, 3.790%, 7/15/2024 (a)	500,000	504,155
DT Auto Owner Trust, Series 2020-1A, Class D, 2.550%, 11/15/2025 (a)	1,000,000	928,786
DT Auto Owner Trust, Series 2019-1A, Class E, 4.940%, 2/17/2026 (a)(c)	800,000	681,246
Evergreen Credit Card Trust, Series 2019-2, Class C, 2.620%, 9/16/2024 (a)	1,900,000	1,812,999
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.260%, 4/15/2024 (a)	2,500,000	2,470,440
Exeter Automobile Receivables Trust, Series 2019-3A, Class E, 4.000%, 8/17/2026 (a)(c)	265,000	220,262
First Investors Auto Owner Trust, Series 2017-2A, Class C, 3.000%, 8/15/2023 (a)	1,150,000	1,151,740
First Investors Auto Owner Trust, Series 2016-2A, Class E, 5.750%, 9/15/2023 (a)	1,000,000	914,682
First Investors Auto Owner Trust, Series 2017-3A, Class E, 4.920%, 8/15/2024 (a)	500,000	498,193
First Investors Auto Owner Trust, Series 2020-1A, Class D, 3.150%, 4/15/2026 (a)	1,000,000	935,827
First Investors Auto Owner Trust, Series 2019-1A, Class F, 6.150%, 7/15/2026 (a)(c)	200,000	165,012
Flagship Credit Auto Trust, Series 2015-2, Class D, 5.980%, 8/15/2022 (a)	300,000	300,840
Flagship Credit Auto Trust, Series 2017-3, Class D, 3.730%, 9/15/2023 (a)	3,000,000	2,994,960
Flagship Credit Auto Trust, Series 2016-2, Class D, 8.560%, 11/15/2023 (a)	500,000	513,940
Flagship Credit Auto Trust, Series 2017-1, Class E, 6.460%, 12/15/2023 (a)	1,500,000	1,530,189
Flagship Credit Auto Trust, Series 2018-3, Class B, 3.590%, 12/16/2024 (a)	1,382,000	1,392,303
Foursight Capital Automobile Receivables Trust, Series 2018-1, Class E, 5.560%, 1/16/2024 (a)	400,000	414,542
Foursight Capital Automobile Receivables Trust, Series 2018-2, Class E, 5.500%, 10/15/2024 (a)	250,000	251,999
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class C, 2.410%, 8/15/2025 (a)	1,750,000	1,673,446
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class E, 4.300%, 9/15/2025 (a)(c)	500,000	425,824
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class E, 3.490%, 4/15/2026 (a)(c)	250,000	208,174
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class F, 5.570%, 11/16/2026 (a)(c)	1,000,000	823,863
FREED ABS Trust, Series 2019-1, Class A, 3.420%, 6/18/2026 (a)	1,068,027	1,048,670
FREED ABS Trust, Series 2019-2, Class A, 2.620%, 11/18/2026 (a)	2,504,951	2,467,279
FREED ABS Trust, Series 2018-1, Class A, 3.610%, 7/18/2024 (a)	569,316	570,100
FREED ABS Trust, Series 2020-FP1, Class A, 2.520%, 3/18/2027 (a)	5,437,255	5,208,923
Genesis Sales Finance Master Trust, Series 2019-AA, Class A, 4.680%, 8/20/2023 (a)	100,000	96,023
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class D, 3.680%, 11/16/2026 (a)(c)	250,000	188,838
GLS Auto Receivables Trust, Series 2018-2A, Class B, 3.710%, 3/15/2023 (a)	1,000,000	976,873
GLS Auto Receivables Trust, Series 2018-3A, Class B, 3.780%, 8/15/2023 (a)	1,490,000	1,502,357
GLS Auto Receivables Trust, Series 2018-3A, Class C, 4.180%, 7/15/2024 (a)	1,500,000	1,480,146
GM Financial Consumer Auto Receivables Trust, Series 2020-1, Class B, 2.030%, 4/16/2025	200,000	196,910
Golden Credit Card Trust, Series 2017-4, Class A, 1.334% (1 Month LIBOR USD + 0.520%), 7/15/2024 (a)(b)	4,400,000	4,321,913
GTE Auto Receivables Trust, Series 2019-1, Class A2, 2.170%, 12/15/2022 (a)	3,000,000	3,022,548
LL ABS Trust, Series 2019-1A, Class A, 2.870%, 3/15/2027 (a)	1,292,896	1,259,612
Marlette Funding Trust, Series 2018-3A, Class C, 4.630%, 9/15/2028 (a)(c)	1,000,000	848,769
Marlette Funding Trust, Series 2019-4A, Class A, 2.390%, 12/15/2029 (a)	1,127,089	1,109,528
Mosaic Solar Loans LLC, Series 2017-2A, Class D, 0.000%, 6/22/2043 (a)(d)	298,513	275,621
PMIT, Series 2019-1A, Class A, 3.540%, 4/15/2025 (a)	394,841	393,515
PMIT, Series 2019-4A, Class A, 2.480%, 2/16/2026 (a)	3,290,317	3,240,738
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.110%, 12/15/2025	200,000	199,991
Skopos Auto Receivables Trust, Series 2018-1A, Class B, 3.930%, 5/16/2022 (a)	864,732	867,433
Skopos Auto Receivables Trust, Series 2019-1A, Class A, 2.900%, 12/15/2022 (a)	2,854,637	2,835,539
Sofi Consumer Loan Program Trust, Series 2017-6, Class A2, 2.820%, 11/25/2026 (a)	760,085	755,682
Sofi Consumer Loan Program Trust, Series 2018-1, Class A2, 3.140%, 2/25/2027 (a)	1,598,815	1,602,518
Sofi Consumer Loan Program Trust, Series 2018-3, Class A2, 3.670%, 8/25/2027 (a)	1,682,208	1,676,512
Sofi Consumer Loan Program Trust, Series 2019-3, Class A, 2.900%, 5/25/2028 (a)	452,528	454,079
Sofi Consumer Loan Program Trust, Series 2019-4, Class A, 2.450%, 8/25/2028 (a)	1,034,376	1,002,567
Sofi Consumer Loan Program Trust, Series 2020-1, Class A, 2.020%, 1/25/2029 (a)	1,795,481	1,769,892
SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.200%, 5/27/2036 (a)	3,836,173	3,634,962
Tidewater Auto Receivables Trust, Series 2020-AA, Class B, 1.610%, 3/15/2025 (a)	2,000,000	1,944,556
Trafigura Securitisation Finance PLC, Series 2017-1A, Class A1, 1.664% (1 Month LIBOR USD + 0.850%), 12/15/2020 (a)(b)	1,425,000	1,425,150
UMPT, Series 2019-ST4, Class A, 3.750%, 12/15/2025 (a)	151,585	138,700
United Auto Credit Securitization Trust, Series 2018-2, Class C, 3.780%, 5/10/2023 (a)	741,119	743,351
Upgrade Master Pass-Thru Trust, Series 2019-ST5, Class A, 3.750%, 1/15/2026 (a)(c)	435,583	378,557
Upstart Pass-Through Trust, Series 2020-ST2, Class A, 3.500%, 3/20/2028 (a)	717,089	654,871
Upstart Securitization Trust, Series 2018-2, Class B, 4.445%, 12/22/2025 (a)	963,118	956,669
Upstart Securitization Trust, Series 2019-2, Class A, 2.897%, 9/20/2029 (a)	3,241,607	3,102,740
Upstart Securitization Trust, Series 2019-3, Class A, 2.684%, 1/20/2030 (a)	4,104,287	3,939,874
Upstart Securitization Trust, Series 2020-1, Class A, 2.322%, 4/22/2030 (a)	4,711,657	4,404,932
US Auto Funding LLC, Series 2019-1A, Class A, 3.610%, 4/15/2022 (a)	297,322	296,687
Verizon Owner Trust, Series 2018-1A, Class A1A, 2.820%, 9/20/2022 (a)	1,791,041	1,809,474
Verizon Owner Trust, Series 2019-C, Class A1B, 1.138% (1 Month LIBOR USD + 0.420%), 4/22/2024 (b)	2,000,000	1,964,864
Veros Automobile Receivables Trust, Series 2017-1, Class B, 3.980%, 4/17/2023 (a)	1,185,471	1,181,965
Veros Automobile Receivables Trust, Series 2018-1, Class A, 3.630%, 5/15/2023 (a)	265,070	265,976
Veros Automobile Receivables Trust, Series 2020-1, Class A, 1.670%, 9/15/2023 (a)	2,689,520	2,648,478
Veros Automobile Receivables Trust, Series 2018-1, Class B, 4.050%, 2/15/2024 (a)	250,000	250,550
Veros Automobile Receivables Trust, Series 2018-1, Class C, 4.650%, 2/15/2024 (a)	2,500,000	2,495,593
Veros Automobile Receivables Trust, Series 2018-1, Class D, 5.740%, 8/15/2025 (a)	500,000	467,302
Westlake Automobile Receivables Trust, Series 2018-1A, Class E, 4.530%, 5/15/2023 (a)	500,000	504,406
Westlake Automobile Receivables Trust, Series 2018-2A, Class E, 4.860%, 1/16/2024 (a)	2,000,000	1,988,518
World Financial Network Credit Card Master Trust, Series 2019-B, Class M, 3.040%, 4/15/2026	3,365,000	3,369,196
TOTAL ASSET-BACKED SECURITIES - (Cost ― $154,640,945)		151,078,007

Collateralized Loan Obligations ― 10.24%
ACIS CLO Ltd., Series 2014-3A, Class C, 4.263% (3 Month LIBOR USD + 2.500%), 2/2/2026 (a)(b)	2,000,000	1,938,014
ACIS CLO Ltd., Series 2014-4A, Class A, 3.183% (3 Month LIBOR USD + 1.420%), 5/1/2026 (a)(b)	2,396,102	2,386,829
ACIS CLO Ltd., Series 2014-5A, Class A1, 3.273% (3 Month LIBOR USD + 1.510%), 11/2/2026 (a)(b)	1,559,528	1,544,494
Apex Credit CLO Ltd., Series 2016-1A, Class AS1R, 2.291% (3 Month LIBOR USD + 1.300%), 10/27/2028 (a)(b)	1,981,279	1,948,691
Apex Credit CLO Ltd., Series 2017-1A, Class A1, 2.490% (3 Month LIBOR USD + 1.470%), 4/24/2029 (a)(b)	2,481,524	2,405,840
Dorchester Park CLO DAC, Series 2015-1A, Class AR, 2.035% (3 Month LIBOR USD + 0.900%), 4/20/2028 (a)(b)	1,300,000	1,280,121
Elevation CLO Ltd., Series 2016-5A, Class X, 1.791% (3 Month LIBOR USD + 0.800%), 10/15/2031 (a)(b)	500,000	500,000
Emerson Park CLO Ltd., Series 2013-1A, Class CIR, 3.369% (3 Month LIBOR USD + 2.150%), 7/15/2025 (a)(b)	699,925	693,118
Garrison MML CLO LP, Series 2019-1A, Class X, 2.135% (3 Month LIBOR USD + 1.000%), 7/21/2031 (a)(b)	2,250,000	2,250,000
Halcyon Loan Advisors Funding Ltd., Series 2014-3A, Class AR, 2.198% (3 Month LIBOR USD + 1.100%), 10/22/2025 (a)(b)	297,164	294,865
Hull Street CLO Ltd., Series 2014-1A, Class AR, 2.355% (3 Month LIBOR USD + 1.220%), 10/19/2026 (a)(b)	408,138	404,075
MidOcean Credit CLO I, Series 2012-1A, Class A1RR, 2.039% (3 Month LIBOR USD + 0.820%), 1/16/2024 (a)(b)	624,445	616,057
Monroe Capital CLO Ltd., Series 2014-1A, Class BR, 2.798% (3 Month LIBOR USD + 1.700%), 10/22/2026 (a)(b)	2,000,000	1,824,540
Mountain View CLO Ltd., Series 2014-1A, Class ARR, 2.019% (3 Month LIBOR USD + 0.800%), 10/15/2026 (a)(b)	1,435,963	1,412,337
Mountain View CLO Ltd., Series 2016-1A, Class XR, 2.111% (3 Month LIBOR USD + 0.800%), 4/14/2033 (a)(b)	4,000,000	4,000,000
Ocean Trails CLO IV, Series 2013-4A, Class CR, 3.507% (3 Month LIBOR USD + 1.800%), 8/13/2025 (a)(b)	1,800,000	1,748,228
OCP CLO Ltd., Series 2015-10A, Class A1R, 1.811% (3 Month LIBOR USD + 0.820%), 10/26/2027 (a)(b)	2,462,530	2,409,460
OZLM XV Ltd., Series 2016-15A, Class XR, 1.718% (3 Month LIBOR USD + 0.700%), 4/20/2033 (a)(b)	4,000,000	4,000,000
Palmer Square CLO Ltd., Series 2018-3A, Class A1, 2.542% (3 Month LIBOR USD + 0.850%), 8/15/2026 (a)(b)	229,613	226,030
Silvermore CLO Ltd., Series 2014-1A, Class A1R, 2.862% (3 Month LIBOR USD + 1.170%), 5/15/2026 (a)(b)	1,883,885	1,864,381
Symphony CLO XIV Ltd., Series 2014-14A, Class AR, 2.261% (3 Month LIBOR USD + 0.950%), 7/14/2026 (a)(b)	3,880,263	3,823,223
TCW CLO AMR Ltd., Series 2019-1A, Class X, 2.592% (3 Month LIBOR USD + 0.900%), 2/15/2029 (a)(b)	2,000,000	2,000,000
York CLO Ltd., Series 2016-2A, Class XR, 1.885% (3 Month LIBOR USD + 0.750%), 4/20/2032 (a)(b)	2,000,000	2,000,000
TOTAL COLLATERALIZED LOAN OBLIGATIONS - (Cost ― $42,168,795)		41,570,303

Commercial Mortgage-Backed Securities ― 2.46%
BBCMS Trust, Series 2018-RR1, Class D, 2.864% (1 Month LIBOR USD + 2.050%), 2/15/2033 (a)(b)	755,000	706,870
BX Trust, Series 2019-ATL, Class A, 1.901% (1 Month LIBOR USD + 1.087%), 10/15/2036 (a)(b)	1,000,000	954,598
BXP Trust, Series 2017-CQHP, Class C, 2.064% (1 Month LIBOR USD + 1.250%), 11/15/2034 (a)(b)	5,000,000	4,590,845
InTown Hotel Portfolio Trust, Series 2018-STAY, Class A, 1.514% (1 Month LIBOR USD + 0.700%), 1/18/2033 (a)(b)	1,865,000	1,700,136
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PTC, Class A, 2.014% (1 Month LIBOR USD + 1.200%), 4/15/2031 (a)(b)	1,000,000	950,652
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class A, 2.314% (1 Month LIBOR USD + 1.500%), 7/15/2036 (a)(b)	1,000,000	934,450
Velocity Commercial Capital Loan Trust, Series 2018-2, Class M1, 4.260%, 10/25/2048 (a)(f)	179,873	174,811
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - (Cost ― $10,781,445)		10,012,362

Commercial Mortgage-Backed Security - U.S. Government Agency ― 0.52%
Federal Home Loan Mortgage Corp., Series KF32, Class A, 1.363% (1 Month LIBOR USD + 0.370%), 5/25/2024 (b)	1,180,693	1,177,309
Federal Home Loan Mortgage Corp., Series 2020-KI05, Class B, 2.787% (1 Month LIBOR USD + 2.300%), 7/25/2024 (a)(b)	1,000,000	925,366
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITY - U.S. GOVERNMENT AGENCY - (Cost ― $2,179,786)		2,102,675

Corporate Obligations ― 0.77%
Basic Materials ― 0.12%
FMG Resources Ltd. 4.750%, 5/15/2022 (a)	500,000	504,475

Financial ― 0.61%
Green Bancorp, Inc. 8.500% (3 Month LIBOR USD + 6.685%), 12/15/2026 (b)	1,000,000	1,068,675
Pacific Continental Corp. 5.875% (3 Month LIBOR USD + 4.715%), 6/30/2026 (b)	250,000	256,377
Realogy Group LLC / Realogy Co-Issuer Corp. 5.250%, 12/1/2021 (a)	250,000	211,412
Starwood Property Trust, Inc. 3.625%, 2/1/2021	1,000,000	947,250
		2,483,714
Industrial ― 0.04%
Griffon Corp. 5.250%, 3/1/2022	146,000	144,049
TOTAL CORPORATE OBLIGATIONS - (Cost ― $3,236,683)		3,132,238

Residential Mortgage-Backed Securities ― 29.11%
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919%, 10/26/2048 (a)(e)	1,451,503	1,502,362
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3, 3.185%, 7/25/2049 (a)(e)	1,707,855	1,677,730
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A3, 3.135%, 11/25/2059 (a)(e)	3,700,829	3,623,737
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11, 1.387% (1 Month LIBOR USD + 0.900%), 8/25/2049 (a)(b)	4,929,678	4,827,268
COLT Mortgage Loan Trust, Series 2018-4, Class A3, 4.210%, 12/28/2048 (a)(f)	1,808,684	1,800,473
COLT Mortgage Loan Trust, Series 2019-3, Class A1, 2.764%, 8/25/2049 (a)(f)	611,176	610,591
COLT Mortgage Loan Trust, Series 2019-4, Class A3, 2.988%, 11/25/2049 (a)(f)	3,439,439	3,474,484
CSMC Trust, Series 2019-AFC1, Class A3, 2.877%, 8/25/2049 (a)(e)	3,428,089	3,337,499
CSMC Trust, Series 2020-AFC1, Class A3, 2.514%, 2/25/2050 (a)(f)	1,932,410	1,865,400
CSMC Trust, Series 2019-NQM1, Class A1, 2.656%, 10/25/2059 (a)(e)	1,279,548	1,267,099
CSMC Trust, Series 2018-RPL2, Class A2, 4.303%, 8/25/2062 (a)(f)(g)	500,000	500,000
Deephaven Residential Mortgage Trust, Series 2017-2A, Class B1, 5.269%, 6/25/2047 (a)(f)	1,000,000	957,308
Deephaven Residential Mortgage Trust, Series 2017-3A, Class B1, 4.814%, 10/25/2047 (a)(f)	750,000	681,183
Deephaven Residential Mortgage Trust, Series 2018-1A, Class M1, 3.939%, 12/25/2057 (a)(f)	740,000	770,474
Deephaven Residential Mortgage Trust, Series 2019-4A, Class A3, 3.047%, 10/25/2059 (a)(f)	2,584,824	2,526,521
Ellington Financial Mortgage Trust, Series 2018-1, Class AFLA, 1.237% (1 Month LIBOR USD + 0.750%), 10/25/2058 (a)(b)	333,348	330,982
Flagstar Mortgage Trust, Series 2018-6RR, Class 1A2, 1.187% (1 Month LIBOR USD + 0.700%), 10/25/2048 (a)(b)	4,338,459	4,255,798
Flagstar Mortgage Trust, Series 2019-2, Class A3, 3.500%, 12/25/2049 (a)(f)	2,461,209	2,520,241
FWD Securitization Trust, Series 2020-INV1, Class A2, 2.340%, 1/25/2050 (a)(f)	1,871,777	1,969,397
Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.500%, 7/25/2056 (a)(f)	328,601	330,154
GCAT Trust, Series 2019-NQM2, Class A2, 3.060%, 9/25/2059 (a)(e)	3,868,268	3,906,939
GCAT Trust, Series 2019-NQM3, Class A3, 3.043%, 11/25/2059 (a)(f)	4,441,958	4,335,391
Homeward Opportunities Fund I Trust, Series 2018-1, Class A1, 3.766%, 6/25/2048 (a)(f)	2,677,838	2,661,153
Homeward Opportunities Fund I Trust, Series 2019-2, Class A3, 3.007%, 9/25/2059 (a)(f)	2,984,391	2,917,099
JP Morgan Mortgage Trust, Series 2018-6, Class 1A3, 3.500%, 12/25/2048 (a)(f)	1,106,909	1,140,992
JP Morgan Mortgage Trust, Series 2019-3, Class A11, 1.437% (1 Month LIBOR USD + 0.950%), 9/25/2049 (a)(b)	4,122,386	4,098,113
JP Morgan Mortgage Trust, Series 2019-INV1, Class A11, 1.437% (1 Month LIBOR USD + 0.950%), 9/25/2049 (a)(b)	4,233,131	4,167,475
JP Morgan Mortgage Trust, Series 2019-INV3, Class A11, 1.947% (1 Month LIBOR USD + 1.000%), 5/25/2050 (a)(b)	2,739,783	2,563,141
Legacy Mortgage Asset Trust, Series 2019-SL1, Class A, 4.000%, 12/25/2054 (a)(f)	659,878	656,803
Legacy Mortgage Asset Trust, Series 2019-GS1, Class A1, 4.000%, 1/25/2059 (a)(e)	3,127,478	3,017,150
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class A1, 2.710%, 11/25/2059 (a)(f)	1,901,898	1,882,649
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class A3, 3.065%, 11/25/2059 (a)(f)	1,426,447	1,393,402
NRPL Trust, Series 2018-2A, Class A1, 4.250%, 7/25/2067 (a)(e)	842,687	887,424
OBX Trust, Series 2019-EXP1, Class 2A1A, 1.437% (1 Month LIBOR USD + 0.950%), 1/27/2059 (a)(b)	2,228,489	2,223,758
OBX Trust, Series 2020-EXP1, Class 2A1, 1.237% (1 Month LIBOR USD + 0.750%), 1/26/2060 (a)(b)	2,856,081	2,862,650
Pepper Residential Securities Trust, Series 21A, Class A1U, 1.674% (1 Month LIBOR USD + 0.880%), 1/16/2060 (a)(b)	198,869	196,848
Pepper Residential Securities Trust, Series 23A, Class A1U, 1.668% (1 Month LIBOR USD + 0.950%), 8/18/2060 (a)(b)	260,670	257,938
Pretium Mortgage Credit Partners I LLC, Series 2019-CFL1, Class A2, 4.949%, 1/29/2059 (a)(e)	1,874,532	1,566,389
PRPM LLC, Series 2019-1A, Class A1, 4.500%, 1/25/2024 (a)(e)	311,563	295,486
PRPM LLC, Series 2019-2A, Class A1, 3.967%, 4/25/2024 (a)(e)	1,646,776	1,554,344
PRPM LLC, Series 2019-3A, Class A1, 3.351%, 7/25/2024 (a)(e)	4,422,873	4,606,480
PRPM LLC, Series 2020-1A, Class A1, 2.981%, 2/25/2025 (a)(e)(g)	3,825,983	3,522,200
RAAC Series Trust, Series 2005-SP3, Class M1, 1.017% (1 Month LIBOR USD + 0.530%), 12/25/2035 (b)	65,252	65,406
Residential Mortgage Loan Trust, Series 2019-2, Class A3, 3.220%, 5/25/2059 (a)(f)	3,609,318	3,553,763
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.376%, 1/25/2060 (a)(f)	2,947,503	2,906,827
Residential Mortgage Loan Trust, Series 2020-1, Class A3, 2.684%, 1/25/2060 (a)(f)	2,231,260	2,168,485
RESIMAC Bastille Trust, Series 2018-1NCA, Class A1, 1.832% (1 Month LIBOR USD + 0.850%), 12/5/2059 (a)(b)	324,286	320,588
Sequoia Mortgage Trust, Series 2019-CH3, Class A10, 4.000%, 10/25/2049 (a)(f)	2,730,837	2,845,125
SG Residential Mortgage Trust, Series 2018-1, Class A3, 3.735%, 4/25/2048 (a)(f)	186,500	186,582
Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class A1, 2.521%, 1/25/2050 (a)(f)	3,525,764	3,437,824
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A, 0.857% (1 Month LIBOR USD + 0.370%), 7/25/2034 (b)	235,785	229,755
Verus Securitization Trust, Series 2018-INV1, Class A2, 3.849%, 3/25/2058 (a)(f)	1,020,056	1,085,438
Verus Securitization Trust, Series 2018-INV1, Class B2, 5.648%, 3/25/2058 (a)(f)	235,000	201,879
Verus Securitization Trust, Series 2019-INV1, Class A2, 3.504%, 12/25/2058 (a)(f)	381,857	398,068
Verus Securitization Trust, Series 2019-2, Class A3, 3.448%, 5/25/2059 (a)(f)	4,834,530	4,810,860
Verus Securitization Trust, Series 2019-4, Class A1, 2.642%, 10/25/2059 (a)(e)	823,646	808,743
Visio Trust, Series 2019-1, Class A3, 3.825%, 6/25/2054 (a)(f)	4,344,428	4,297,017
Wells Fargo Mortgage Backed Securities Trust, Series 2019-3, Class A4, 3.000%, 7/25/2049 (a)(f)	1,284,079	1,318,088
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - (Cost ― $119,548,293)		118,176,973

Residential Mortgage-Backed Security - U.S. Government Agency ― 4.13%
Federal Home Loan Mortgage Corp., Series 2015-DN1, Class M3, 4.637% (1 Month LIBOR USD + 4.150%), 1/27/2025 (b)	579,973	565,454
Federal Home Loan Mortgage Corp., Series 2015-HQA1, Class M3, 5.647% (1 Month LIBOR USD + 4.700%), 3/27/2028 (b)	1,129,664	1,122,594
Federal Home Loan Mortgage Corp., Series 2019-DNA1, Class M1, 1.387% (1 Month LIBOR USD + 0.900%), 1/25/2049 (a)(b)	138,981	138,807
Federal Home Loan Mortgage Corp., Series 2019-DNA3, Class M2, 2.537% (1 Month LIBOR USD + 2.050%), 7/26/2049 (a)(b)	1,793,053	1,537,220
Federal Home Loan Mortgage Corp., Series 2020-HQA2, Class M1, 1.587% (1 Month LIBOR USD + 1.100%), 3/25/2050 (a)(b)	1,500,000	1,464,328
Federal National Mortgage Association, Series 2014-C03, Class 1M2, 3.487% (1 Month LIBOR USD + 3.000%), 7/25/2024 (b)	3,938,212	2,365,881
Federal National Mortgage Association, Series 2015-C02, Class 2M2, 4.487% (1 Month LIBOR USD + 4.000%), 5/27/2025 (b)	891,901	869,082
Federal National Mortgage Association, Series 2015-C04, Class 2M2, 6.037% (1 Month LIBOR USD + 5.550%), 4/25/2028 (b)	1,468,594	1,485,135
Federal National Mortgage Association, Series 2017-C04, Class 2M1, 1.337% (1 Month LIBOR USD + 0.850%), 11/26/2029 (b)	66,320	66,266
Federal National Mortgage Association, Series 2019-R01, Class 2M2, 2.937% (1 Month LIBOR USD + 2.450%), 7/25/2031 (a)(b)	3,052,525	2,723,964
Federal National Mortgage Association, Series 2019-R03, Class 1M2, 2.637% (1 Month LIBOR USD + 2.150%), 9/25/2031 (a)(b)	1,099,117	1,000,071
Federal National Mortgage Association, Series 2019-R04, Class 2M1, 1.237% (1 Month LIBOR USD + 0.750%), 6/27/2039 (a)(b)	357,403	355,420
Federal National Mortgage Association, Series 2019-R04, Class 2M2, 2.587% (1 Month LIBOR USD + 2.100%), 6/27/2039 (a)(b)	2,000,000	1,784,728
Federal National Mortgage Association, Series 2019-R05, Class 1M2, 2.487% (1 Month LIBOR USD + 2.000%), 7/25/2039 (a)(b)	1,405,253	1,282,137
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITY - U.S. GOVERNMENT AGENCY - (Cost ― $19,814,462)		16,761,087

Short-Term Investments ― 13.35%	Shares
Money Market Funds ― 13.35%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.160% (h)(i)	54,185,585	54,185,585
TOTAL SHORT-TERM INVESTMENTS (Cost ― $54,185,585)		54,185,585
TOTAL INVESTMENTS ― 97.79% (Cost ― $406,555,994)		397,019,230
Other Assets in Excess of Liabilities ― 2.21%		8,957,981
NET ASSETS ― 100.00%		$405,977,211

LIBOR	London Inter-Bank Offered Rate

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At April 30, 2020, the value of these securities amounted to $307,527,557 or 75.75% of net assets.

(b)
Variable or Floating Rate Security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase.  Rate disclosed is the rate in effect as of April 30, 2020.

(c)	Illiquid security. At April 30, 2020, the value of these securities amounted to $4,942,444 or 1.22% of net assets.
(d)	Principal Only Security.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of April 30, 2020.
(f)	Variable Rate Security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of April 30, 2020.
(g)	As of April 30, 2020, the Fund has fair valued these securities. The value of these securities amounted to $4,022,200 or 0.99% of net assets.
(h)	Rate disclosed is the seven day yield as of April 30, 2020.
(i)	$1,193,347 of this security has been pledged as collateral in connection with open futures contracts.

Angel Oak UltraShort Income Fund
Schedule of Open Futures Contracts
April 30, 2020 (Unaudited)

	Expiration Month	Number of Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)
Short Futures Contracts
90 Day Euro$ Future	September 2020	(36)	$(8,973,900)	$(176,226)
2 Year ERIS Aged Standard Swap Future	March 2021	(61)	(6,261,528)	(155,330)
2 Year ERIS Aged Standard Swap Future	June 2021	(22)	(2,282,471)	(47,261)
2 Year ERIS Aged Standard Swap Future	March 2022	(45)	(4,624,403)	(38,360)
3 Year ERIS Aged Standard Swap Future	September 2021	(96)	(9,842,055)	(289,086)
3 Year ERIS Aged Standard Swap Future	December 2021	(58)	(6,060,640)	(233,225)
3 Year ERIS Aged Standard Swap Future	June 2022	(42)	(4,470,505)	(204,856)
3 Year ERIS Aged Standard Swap Future	September 2022	(40)	(4,280,892)	(73,752)
3 Year ERIS Aged Standard Swap Future	March 2023	(50)	(5,209,935)	(120,010)
4 Year ERIS Aged Standard Swap Future	September 2023	(7)	(767,318)	(20,092)
Total				$(1,358,198)

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets and liabilities. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments based on the best information available).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations, whole loans, and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the"Adviser") the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2020:

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$-	$151,078,007	$-	$151,078,007
Collateralized Loan Obligations	-	41,570,303	-	41,570,303
Commercial Mortgage-Backed Securities	-	10,012,362	-	10,012,362
Commercial Mortgage-Backed Securities - U.S. Government Agency	-	2,102,675	-	2,102,675
Corporate Obligations	-	3,132,238	-	3,132,238
Residential Mortgage-Backed Securities		114,154,773	4,022,200	118,176,973
Residential Mortgage-Backed Securities - U.S. Government Agency	-	16,761,087	-	16,761,087
Short-Term Investments	54,185,585	-	-	54,185,585
Total	$54,185,585	$338,811,445	$4,022,200	$397,019,230
Other Financial Instruments*
Liabilities
Futures Contracts	$1,358,198	$-	$-	$1,358,198

*Other financial instruments are derivative instruments, such as futures.  Futures are reflected at the unrealized appreciation (depreciation) on the instrument as reflected in the Schedule of Investments.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2020, the Fund recognized $500,000 of transfers from Level 2 to Level 3. There were no transfers to or from Level 1. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/2020	Discounts/Premiums	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 04/30/20
Residential Mortgage-Backed Securities	$-	$1	$2	$(303,751)	$3,999,965	$(174,017)	$500,000	$-	$4,022,200

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments held at April 30, 2020, is ($303,751).

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 04/30/20	Valuation Techniques	Unobservable Input	Range	Weighted Average Unobservable Input
Residential Mortgage-Backed Securities	$4,022,200	Consensus Pricing	Trading colors of comparable securities and other deals with similar coupons	$92.06 - $100.00	$92.98

The average monthly notional value of short futures contracts during the period ended April 30, 2020, was ($49,300,805).